Goodwill and intangible assets (Schedule of Goodwill) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Goodwill Balance at January 1, net	$ 695,799,000	$ 600,827,000
Acquisition	100,257,000	85,092,000
Purchase accounting adjustment	97,000	1,379,000
Impact of non-U.S. local currency translation	6,165,000	8,501,000
Goodwill Balance at December 31, net	802,318,000	695,799,000
Accumulated impairment losses on goodwill	40,000,000	40,000,000
Drilling & Subsea [Member]
Goodwill [Roll Forward]
Goodwill Balance at January 1, net	616,520,000	523,019,000
Acquisition	100,257,000	85,092,000
Purchase accounting adjustment	97,000	0
Impact of non-U.S. local currency translation	6,481,000	8,409,000
Goodwill Balance at December 31, net	723,355,000	616,520,000
Production & Infrastructure [Member]
Goodwill [Roll Forward]
Goodwill Balance at January 1, net	79,279,000	77,808,000
Acquisition	0	0
Purchase accounting adjustment	0	1,379,000
Impact of non-U.S. local currency translation	(316,000)	92,000
Goodwill Balance at December 31, net	$ 78,963,000	$ 79,279,000